Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 13:-	SUBSEQUENT EVENTS

On January 6, 2025, the Company entered into a third amendment (the “Third Amendment”) to the Credit Line. Pursuant to the Third Amendment, 60% of the principal and interest repayments which are originally scheduled to be paid until the end of June 2025, will now be delayed and repaid in July 2025. The Company will pay a restructuring fee to Kreos of $160 in July 2025 and the end of loan payment shall be increased from 5% to 7%.